FINANCIAL INCOME, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Income and Expenses [Abstract]
Interest income and bank fees, net	$ (573)	$ (409)	$ (191)
Foreign currency translation adjustments - expense	147	27	6
Financial income with respect to convertible loan, net	0	0	(1,645)
Other expense (income)	3	(3)	0
Financial income, net	$ (423)	$ (385)	$ (1,830)